Share-based payments	6 Months Ended
Jun. 30, 2021
Share-based payments
Share-based payments
10.	Share-based payments

On April 1, 2021, the Company granted a total of 67,833 stock options to certain of its employees, Board members and consultants. Below is an overview of the parameters used in relation to the new grant during 2021:

Stock options granted in	April 2021
Number of options granted		67,833
Fair value of options (in USD) (*)		$98.96 - 154.88
Share price (in USD) (*)		$248.90 - 283.67
Exercise price (in USD) (*)		$275.33
Expected volatility	%	54.24 - 60.01
Expected option life (in years)		4 - 6.50
Risk‑free interest rate	%	(0.41) - (0.08)
Expected dividends		—

(*) amounts have been converted to US dollar at the closing rate of grant date

On May 11, 2021, at the annual general meeting, the shareholders of the Company approved the 2021 remuneration policy, including the Company’s 2021 Equity Incentive Plan providing in both stock option as well as restricted stock units.

Stock options

The stock options are granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options vest, in principle, as follows:

●	1/3 of the total grant on the first anniversary of the date of grant; and
●	1/36th of the total grant on the first day of each month following the first full year.

Upon leave of the employee, consultant or director, stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the 4th year following the date of grant of those stock options, and in any case no later than the expiration date of the option.

The total share-based payment expense recognized in the unaudited condensed consolidated statement of profit and loss totaled $92.1 million for the six months ended June 30, 2021 compared to $39.4 million for the six months ended June 30, 2020.